UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2011
                                                      ------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
          ----------------------------------------------------------
Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-14373
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA            February 14, 2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        91
                                             ----------------------------

Form 13F Information Table Value Total:      $925,208
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

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Haber Trilix Advisors, LP
FORM 13F

         December 31, 2011


                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value        Shares/  Sh/  Put/   Invstmt   Other
      Name of Issuer            Class       CUSIP     (x$1000)      Prn Amt  Prn  Call   Dscretn   Managers  Sole    Shared    None
      --------------            -----       -----     -------      -------   ---  ----   -------   --------  ----    ------    ----
ABBOTT LABS                      COM        002824100      12,179    216,600  SH          SOLE     N/A        216,600
AGNICO EAGLE MINES LTD           COM        008474108       4,891    132,010  SH          SOLE     N/A        132,010
AGRIUM INC                       COM        008916108         268      4,000  SH          SOLE     N/A          4,000
AMERICAN CAPITAL AGENCY CORP     COM        02503X105      33,433  1,190,649  SH          SOLE     N/A      1,190,649
ANNALY CAP MGMT INC              COM        035710409      46,423  2,908,736  SH          SOLE     N/A      2,908,736
ANSYS INC                        COM        03662Q105         229      4,000  SH          SOLE     N/A          4,000
APPLE INC                        COM        037833100         810      2,000  SH          SOLE     N/A          2,000
AURICO GOLD INC                  COM        05155C105         481     60,000  SH          SOLE     N/A         60,000
BANK MONTREAL QUE                COM        063671101      21,362    382,286  SH          SOLE     N/A        382,286
BANK NOVA SCOTIA HALIFAX         COM        064149107      26,729    525,854  SH          SOLE     N/A        525,854
BARRICK GOLD CORP                COM        067901108      61,743  1,379,984  SH          SOLE     N/A      1,379,984
BCE INC                        COM NEW      05534B760      14,606    343,905  SH          SOLE     N/A        343,905
BMC SOFTWARE INC                 COM        055921100         200      6,100  SH          SOLE     N/A          6,100
CANADIAN NAT RES LTD             COM        136385101      76,322  2,000,575  SH          SOLE     N/A      2,000,575
CANADIAN NATL RY CO              COM        136375102      18,779    234,300  SH          SOLE     N/A        234,300
CDN IMPERIAL BK OF COMMERCE      COM        136069101      12,825    173,805  SH          SOLE     N/A        173,805
CELGENE CORP                     COM        151020104         473      7,000  SH          SOLE     N/A          7,000
CENOVUS ENERGY INC               COM        5135U109       10,315    304,900  SH          SOLE     N/A        304,900
CF INDS HLDGS INC                COM        125269100         420      2,900  SH          SOLE     N/A          2,900
CISCO SYS INC                    COM        17275R102       5,625    311,100  SH          SOLE     N/A        311,100
COEUR D ALENE MINES CORP IDA   COM NEW      192108504         237      9,800  SH          SOLE     N/A          9,800
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR 204448104         261      6,800  SH          SOLE     N/A          6,800
CONCHO RES INC                   COM        20605P101         441      4,700  SH          SOLE     N/A          4,700
CONTINENTAL RESOURCES INC        COM        212015101         467      7,000  SH          SOLE     N/A          7,000
CYS INVTS INC                    COM        12673A108      14,279  1,086,653  SH          SOLE     N/A      1,086,653
DEUTSCHE BK AG LDN BRH       PS GOLD DS ETN 25154H756         306     56,200  SH          SOLE     N/A         56,200
DIGITALGLOBE INC                 COM NEW    25389M877         233     13,600  SH          SOLE     N/A         13,600
DIRECTV                          COM CL A   25490A101         214      5,000  SH          SOLE     N/A          5,000
ELDORADO GOLD CORP NEW           COM        284902103         642     46,830  SH          SOLE     N/A         46,830
EXTORRE GOLD MINES LTD           COM        30227B109         399     53,000  SH          SOLE     N/A         53,000
FRANCO NEVADA CORP               COM        351858105         229      5,900  SH          SOLE     N/A          5,900
FREEPORT-MCMORAN COPPER & GO     COM        35671D857         402     10,923  SH          SOLE     N/A         10,923
GIANT INTERACTIVE GROUP INC      ADR        374511103         143     35,000  SH          SOLE     N/A         35,000
GOLDCORP INC NEW                 COM        380956409      55,069  1,244,026  SH          SOLE     N/A      1,244,026
GRAN TIERRA ENERGY INC           COM        38500T101         600    122,000  SH          SOLE     N/A        122,000
HATTERAS FINL CORP               COM        41902R103      30,863  1,170,387  SH          SOLE     N/A      1,170,387
HECKMANN CORP                    COM        422680108         200     30,000  SH          SOLE     N/A         30,000
IMPERIAL OIL LTD               COM NEW      453038408      47,086  1,037,374  SH          SOLE     N/A      1,037,374
INTEGRYS ENERGY GROUP INC        COM        45822P105         596     11,000  SH          SOLE     N/A         11,000
INTEL CORP                       COM        458140100       8,485    349,900  SH          SOLE     N/A        349,900
KINROSS GOLD CORP              COM NO PAR   496902404         336     28,900  SH          SOLE     N/A         28,900
LILLY ELI & CO                   COM        532457108       5,977    143,820  SH          SOLE     N/A        143,820
MENTOR GRAPHICS CORP             COM        587200106         434     32,000  SH          SOLE     N/A         32,000
MERCK & CO INC NEW               COM        58933Y105       7,007    185,870  SH          SOLE     N/A        185,870
MICROSOFT CORP LTD               COM        594918104       2,412     92,900  SH          SOLE     N/A         92,900
MINEFINDERS CORP LTD             COM        602900102         241     22,700  SH          SOLE     N/A         22,700
MOSAIC CO NEW                    COM        61945C103         393      7,800  SH          SOLE     N/A          7,800
MURPHY OIL CORP                  COM        626717102         468      8,400  SH          SOLE     N/A          8,400
NATIONAL OILWELL VARCO INC       COM        637071101         449      6,600  SH          SOLE     N/A          6,600
NEW GOLD INC CDA                 COM        644535106         525     51,100  SH          SOLE     N/A         51,100
NEW YORK CMNTY BANCORP INC       COM        649445103       5,810    469,690  SH          SOLE     N/A        469,690
NEWMONT MINING CORP              COM        651639106      37,785    629,640  SH          SOLE     N/A        629,640
NISOURCE INC                     COM        65473P105       7,342    308,350  SH          SOLE     N/A        308,350
OPEN TEXT CORP                   COM        683715106         428      8,200  SH          SOLE     N/A          8,200
PAN AMERICAN SILVER CORP         COM        697900108         240     11,000  SH          SOLE     N/A         11,000
PDL BIOPHARMA INC                COM        69329Y104      10,191  1,643,762  SH          SOLE     N/A      1,643,762
PENGROWTH ENERGY CORP            COM        70706P104       3,296    306,340  SH          SOLE     N/A        306,340
PEPCO HOLDINGS INC               COM        713291102      10,926    538,210  SH          SOLE     N/A        538,210
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR  71654V408         432     17,400  SH          SOLE     N/A         17,400
PINNACLE WEST CAP CORP           COM        723484101       8,509    176,600  SH          SOLE     N/A        176,600
POTASH CORP SASK INC             COM        73755L107       7,224    171,550  SH          SOLE     N/A        171,550
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD 73936B408       1,144     39,600  SH          SOLE     N/A         39,600
PROSHARES TR                 ULSH MSCI EURP 74348A301         219      4,700  SH          SOLE     N/A          4,700
QUALCOMM INC                     COM        747525103         821     15,000  SH          SOLE     N/A         15,000
QUALCOMM INC                     COM        747525103         356      6,500  SH     PUT  SOLE     N/A          6,500
RANDGOLD RES LTD                 ADR        752344309         521      5,100  SH          SOLE     N/A          5,100
RENTECH NITROGEN PARTNERS LP   COM UNIT     760113100         180     11,000  SH          SOLE     N/A         11,000
RESEARCH IN MOTION LTD           COM        760975102         170     11,500  SH          SOLE     N/A         11,500
ROGERS COMMUNICATIONS INC        CL B       775109200         302      7,700  SH          SOLE     N/A          7,700
ROYAL BK CDA MONTREAL QUE        COM        780087102      45,771    880,548  SH          SOLE     N/A        880,548
SCHWAB CHARLES CORP NEW          COM        808513105         118     10,500  SH     CALL SOLE     N/A                        10,500
SILVER STD RES INC               COM        82823L106         263     19,000  SH          SOLE     N/A         19,000
SILVER WHEATON CORP              COM        828336107         227      7,700  SH          SOLE     N/A          7,700
SILVERCORP METALS INC            COM        82835P103         254     39,700  SH          SOLE     N/A         39,700
SOUTHERN COPPER CORP             COM        84265V105         380     12,600  SH          SOLE     N/A         12,600
SUNCOR ENERGY INC NEW            COM        867224107      77,429  2,635,444  SH          SOLE     N/A      2,635,444
TALISMAN ENERGY INC              COM        87425E103         950     73,200  SH          SOLE     N/A         73,200
TECK RESOURCES LTD               CL B       878742204       3,893    108,400  SH          SOLE     N/A        108,400
TELUS CORP                    NON-VTG SHS   87971M202      62,934  1,151,797  SH          SOLE     N/A      1,151,797
THOMSON REUTERS CORP             COM        884903105         256      9,400  SH          SOLE     N/A          9,400
TIVO INC                         COM        888706108         161     18,000  SH     CALL SOLE     N/A                        18,000
TORONTO DOMINION BK ONT        COM NEW      891160509      54,494    714,301  SH          SOLE     N/A        714,301
TRANSCANADA CORP                 COM        89353D107       1,643     36,900  SH          SOLE     N/A         36,900
TRANSGLOBE ENERGY CORP           COM        893662106         154     19,055  SH          SOLE     N/A         19,055
VALE S A                         ADR        91912E105         369     17,200  SH          SOLE     N/A         17,200
VALEANT PHARMACEUTICALS INTL     COM        91911K102         367      7,700  SH          SOLE     N/A          7,700
VECTOR GROUP LTD                 COM        92240M108       5,991    337,320  SH          SOLE     N/A        337,320
VELTI PLC ST HELIER              SHS        G93285107         463     68,100  SH          SOLE     N/A         68,100
WHITING PETE CORP NEW            COM        966387102         462      9,900  SH          SOLE     N/A          9,900
YAMANA GOLD INC                  COM        98462Y100      43,912  2,985,843  SH          SOLE     N/A      2,985,843
YPF SOCIEDAD ANONIMA         SPON ADR CL D  984245100       1,316     37,948  SH          SOLE     N/A         37,948

                                                           925,208



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